Leases Future Minimum Capital and Operating Lease Payments and Related Present Value of Capital Lease Payments (Details) $ in Millions	Sep. 30, 2016 USD ($)
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Capital Leases, 2016	$ 5
Capital Leases, 2017	4
Capital Leases, 2018	3
Capital Leases, 2019	3
Capital Leases, 2020	3
Capital Leases, After 2020	12
Capital Leases, Total minimum lease payments	30
Interest	(6)
Present value of net minimum lease payments	24
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating Leases, 2016	406
Operating Leases, 2017	310
Operating Leases, 2018	227
Operating Leases, 2019	156
Operating Leases, 2020	98
Operating Leases, After 2020	155
Operating Leases, Total minimum lease payments	$ 1,352